Revenue from services provided to customers (Tables)	12 Months Ended
Mar. 31, 2024
Revenue from Contract with Customer [Abstract]
Revenues by types of service
The following table presents revenue earned by Nomura from providing services to customers by relevant line item in the consolidated statements of income for the years ended March 31, 2022, 2023 and 2024.

	Millions of yen
	Year ended March 31
	2022	2023	2024
Commissions	¥332,344	¥279,857	¥364,095
Fees from investment banking	149,603	113,208	173,265
Asset management and portfolio service fees	269,985	271,684	310,154
Other revenue	38,863	43,190	48,971

Total	¥790,795	¥707,939	¥896,485

Schedule Of Disaggregation Of Brokerage Commissions Revenue
Commissions
represent revenue principally from trade execution, clearing services and distribution of fund units primarily provided by the Retail Division, and to a lesser extent, the Wholesale Division. Nomura renamed the Retail Division as the “Wealth Management Division”, effective April 1, 2024 to reflect the transformation of business model. The following table shows a breakdown of
Commissions
for the years ended March 31, 2022, 2023 and 2024.

	Millions of yen
	Year ended March 31
	2022	2023	2024
Brokerage commissions	¥236,353	¥190,778	¥242,687
Commissions for distribution of investment trust	43,695	30,268	56,241
Other commissions	52,296	58,811	65,167

Total	¥332,344	¥279,857	¥364,095

Schedule Of Disaggregation Of Investment Banking Revenue	The following table shows the breakdown of
Fees from investment banking
for the years ended March 31, 2022, 2023 and 2024.

	Millions of yen
	Year ended March 31
	2022	2023	2024
Equity underwriting and distribution fees	¥33,113	¥18,862	¥45,478
Debt underwriting and distribution fees	29,812	21,145	27,456
Financial advisory fees	64,240	53,946	61,560
Other fees	22,438	19,255	38,771

Total	¥149,603	¥113,208	¥173,265

Schedule Of Disaggregation Of Asset Management Fees And Custody Fee
The following table shows the breakdown of
Asset management and portfolio service fees
for the years ended March 31, 2022, 2023 and 2024.

	Millions of yen
	Year ended March 31
	2022	2023	2024
Asset management fees	¥171,056	¥171,327	¥193,468
Administration fees	79,572	76,157	88,201
Custodial fees	19,357	24,200	28,485

Total	¥269,985	¥271,684	¥310,154

Customer contract receivables, customer contract assets and customer contract liabilities
The following table presents the balances of customer contract receivables and contract liabilities in scope of ASC 606. The amount
s
of contract assets as of March 31, 2023 and 2024 w
ere
 not significant.

	Millions of yen
	March 31, 2023	March 31, 2024
Customer contract receivables	¥85,100	¥101,668
Contract liabilities (1)	5,226	6,073

(1)	Contract liabilities primarily rise from investment advisory services and are recognized over the term of the contract based on time elapsed.